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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: ------------

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Good Harbor Financial, LLC

Address: 155 North Wacker Drive, Suite 850
         Chicago IL 60606

Form 13F File Number: 28-14913

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Yash Patel

Title:   Partner

Phone:   312-224-8150

Signature, Place, and Date of Signing:

       /s/ Yash Patel                Chicago, IL         August 13, 2012
-----------------------------    --------------------    ---------------
         [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-N/A                     N/A
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  22
Form 13F Information Table Value Total:  1,684,089
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number      Name
1    28-                       Cedar Capital Advisors, LLC
        ---------------------

    [Repeat as necessary.]

                                                           Value                  Investment  Other    Voting
Name of Issuer                Title of Class    CUSIP     (x$1000)  Amount   Type Discretion Managers Authority
--------------                ----------------- --------- -------- --------- ---- ---------- -------- ---------
ARENA PHARMACEUTICALS INC     COM               040047102     165     16,500  SH   DEFINED      1       SOLE
BARCLAYS BK PLC               IPATH S&P MT ETN  06740C519     435      9,706  SH   DEFINED      1       SOLE
BARCLAYS BK PLC               IPATH DYNM VIX    06741L609     792     13,905  SH   DEFINED      1       SOLE
COMMONWEALTH REIT             6.50% PFD CUM CO  203233408     201      9,168  SH   DEFINED      1       SOLE
GLOBAL X FDS                  GLB X PERMETF     37950E358     935     37,792  SH   DEFINED      1       SOLE
GRAMERCY CAP CORP             COM               384871109     675    270,154  SH   DEFINED      1       SOLE
ISHARES TR                    BARCLYS TIPS BD   464287176     485      4,052  SH   DEFINED      1       SOLE
ISHARES TR                    BARCLYS USAGG B   464287226   1,390     12,489  SH   DEFINED      1       SOLE
ISHARES TR                    BARCLYS 1-3 YR    464287457 578,050  6,851,363  SH   DEFINED      1       SOLE
ISHARES TR                    S&P NTL AMTFREE   464288414     205      1,860  SH   DEFINED      1       SOLE
ISHARES TR                    BARCLS 3-7 YR     464288661 581,135  4,724,677  SH   DEFINED      1       SOLE
LAS VEGAS SANDS CORP          COM               517834107     217      5,000  SH   DEFINED      1       SOLE
NORTHERN TR CORP              COM               665859104   1,395     30,322  SH   DEFINED      1       SOLE
PENN WEST PETE LTD NEW        COM               707887105     398     29,760  SH   DEFINED      1       SOLE
POWERSHARES QQQ TRUST         UNIT SER 1        73935A104     991     15,450  SH   DEFINED      1       SOLE
PRECISION DRILLING CORP       COM 2012          74022D308     281     41,181  SH   DEFINED      1       SOLE
PROSHARES TR                  ULTRA 7-10 TREA   74347R180 512,366  9,073,243  SH   DEFINED      1       SOLE
PROSHARES TR                  PSHS SHTRUSS2000  74347R826     365     13,756  SH   DEFINED      1       SOLE
RAIT FINANCIAL TRUST          COM NEW           749227609     466    100,940  SH   DEFINED      1       SOLE
TORTOISE ENERGY INFRSTRCTR C  COM               89147L100   1,141     28,594  SH   DEFINED      1       SOLE
TORTOISE PWR & ENERGY INFRAS  COM               89147X104     435     17,455  SH   DEFINED      1       SOLE
VANGUARD BD INDEX FD INC      TOTAL BND MRKT    921937835   1,566     18,564  SH   DEFINED      1       SOLE